Loss per share (Tables)	12 Months Ended
Mar. 31, 2021
Loss Per Share
Summary of income and share data used in the basic and diluted loss per share computations

The following reflects the income and share data used in the basic loss per share computations:

	March 31,
	2019	2020	2021
Loss attributable to ordinary shareholders - Basic	(1,148,203)	(833,808)	(1,177,343)
Weighted average number of ordinary shares outstanding used in computing basic/diluted loss per share	43,543,991	46,477,249	57,771,701
Basic loss per share	(26.37)	(17.94)	(20.38)

The following reflects the income and share data used in the diluted loss per share computations:

	March 31,
	2019	2020	2021
Loss attributable to ordinary shareholders-Basic	(1,148,203)	(833,808)	(1,177,343)
Add: Loss attributable to non-controlling interest	(45,392)	-	(17,535)
Loss attributable to ordinary shareholders-Dilutive	(1,193,595)	(833,808)	(1,194,878)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	44,286,393	46,477,249	58,514,103

Diluted loss per share	(26.95)	(17.94)	(20.42)